Consolidated Statements of Cash Flows (Parenthetical) - EUR (€)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Depreciation	€ 243,049,000	€ 209,504,000	€ 197,100,000
Amortization of Intangible Assets	51,174,000	43,881,000	27,600,000
Amortization of underwriting commissions related to bonds and credit facility	2,700,000	1,200,000	4,100,000
Disposal related to non-cash transfers to inventory	72,700,000	30,700,000	48,200,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable			2,346,700,000
Net proceeds from issuance of notes	0	0	740,445,000	[1]
Principal amount			€ 600,000,000
Interest rate on principal amount			5.75%
Repurchase of notes	0	0	€ 368,303,000	[2]
Ordinary Shares Issued in Relation to Acquisition of Cymer [Member]
Cumulative Ordinary shares issued			36,464,576
Non-Cash Transfers From Inventory [Member]
Additions related to non-cash transfers	€ 91,000,000	€ 95,500,000	€ 115,900,000

[1]	Net proceeds from issuance of notes relate to the total cash proceeds of EUR 740.4 million (net of incurred transaction costs) from the issuance of our EUR 750 million 3.375 percent senior notes due 2023.
[2]	Repurchase of notes relates to the net cash outflows of EUR 368.3 million for the partial repurchase of our EUR 600 million 5.75 percent senior notes due 2017 including the partial unwinding of the related interest rate swaps.